Inventories	12 Months Ended
Apr. 30, 2022
Classes of current inventories [abstract]
Inventories
6.	Inventories
As at April 30, 2022, the Company holds 1,448,068 pounds (April 30, 2021:348,068 pounds) of U3O8 with a carrying value of $75,030 (April 30, 2021: $12,398).